Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies
Schedule of amounts included within property and equipment under capital leases

	December 31,
	2017	2016
Cost	$15,557	$2,616
Accumulated depreciation	(2,672)	(171)
Net	$12,885	$2,445

Schedule of future minimum lease payments

	Operating Leases	Capital Leases	Liability related to TRA	Total
Remainder of 2018	$4,376	$4,732	$—	$9,108
2019	4,206	6,420	5,840	16,466
2020	3,782	4,461	3,168	11,411
2021	3,095	494	3,255	6,844
2022	2,043	—	3,331	5,374
Thereafter	4,960	—	47,395	52,355
	$22,462	$16,107	$62,989	$101,558

	Operating Leases	Capital Leases	Total
2018	$5,506	$5,296	$10,802
2019	4,083	5,394	9,477
2020	3,752	3,475	7,227
2021	3,077	—	3,077
2022	2,031	—	2,031
Thereafter	4,713	—	4,713
	$23,162	$14,165	$37,327